Segment Information (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Other Customer [Member]
Segment Information [Line Items]
Percentage of revenue of customers	76.76%	70.85%
Customer A [Member]
Segment Information [Line Items]
Percentage of revenue of customers	24.81%	16.55%
Customer B [Member]
Segment Information [Line Items]
Percentage of revenue of customers	21.81%	36.13%
Customer C [Member]
Segment Information [Line Items]
Percentage of revenue of customers	19.40%
Customer D [Member]
Segment Information [Line Items]
Percentage of revenue of customers	10.74%
Customer E [Member]
Segment Information [Line Items]
Percentage of revenue of customers		18.70%